SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	14 - 33
Office furniture and equipment	7 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Weighted Average Assumptions Used
The fair value for options granted in 2016, 2015 and 2014 was estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
	2016	2015	2014

Dividend yield	0%	0%	0%
Expected volatility	65%	65%	64%
Risk-free interest	1.37%	1.75%	1.83%
Expected term (years)	5.6	5.5	5.5

Schedule of Measurement of Fair value of assets and Liabilities
The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
Equity	$911	-	$911
Foreign currency derivative contracts	-	(28)	(28)

	$911	$(28)	$883

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
US Government treasuries	$1,898	$-	$1,898
Equity	1,161	-	1,161
Foreign currency derivative contracts	-	10	10

	$3,059	$10	$3,069

Schedule of components of accumulated other comprehensive income
The following table shows the components of accumulated other comprehensive income, net of taxes, for the year ended December 31, 2016:

	Year ended December 31, 2016
	Unrealized gains on marketable securities	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	464	(86)	10	388

Other comprehensive income (loss)	97	(28)	8	77
Amounts reclassified from accumulated other comprehensive income	(288)	-	(46)	(334)

Net current-period other comprehensive loss	(191)	(28)	(38)	(257)

Ending balance	273	(114)	(28)	131